STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 13 - STOCK-BASED COMPENSATION

AU10TIX Technologies B.V, has a Stock Option Plan which reserved 1,400,000  Ordinary Shares in the capital of AU10TIX Technologies B.V for its option issuances. The Plan grants rights to subscribe ordinary shares to employees, directors, consultants and service providers of AU10TIX Technologies B.V. and / or any related entity (as defined in the plan) at an exercise price as determined by the subsidiary’s board of directors with expiration terms of not more than ten years after the date such option is granted. Options granted under the plan generally vest over a period of four years.

The following is a summary of the AU10TIX Technologies B.V. stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2023	858,625	$0.67	6 years
Options granted	118,100	2.78
Options exercised	(241,000)	0.01
Forfeited	(68,375)	3.92
Options outstanding as of December 31, 2024	667,350	$0.94	7 years
Options granted	18,000	4.75
Options exercised	(258,125)	0.01
Forfeited	(326,850)	0.80
Options outstanding, as of December 31, 2025	100,375	$2.34	7 years

Options exercisable as of December 31, 2025 and 2024 were 48,375 options and 191,900, respectively.

As of December 31, 2025 and 2024 the non-vested options are 52,000 and 475,450, respectively.

During the years ended December 31, 2025, 2024 and 2023, there was $58, $859 and $714 of compensation expenses.

As of December 31, 2025 and 2024, the Company has $135 and $1,816, respectively of unrecognized compensation cost related to stock options.